Share-Based Compensation - Performance and Market-Based Nonvested Activity (Details) - Performance and Market Based Awards - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding at beginning of year (in shares)	805	982	918
Granted (in shares)	521	618	540
Vested (in shares)	(569)	(621)	(140)
Forfeited/canceled/adjusted	(112)	(174)	(336)
Outstanding at end of year (in shares)	645	805	982
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 45.41	$ 33.43	$ 31.19
Granted (in dollars per share)	93.28	52.48	45.91
Vested (in dollars per share)	40.69	14.85	37.91
Forfeited/canceled/adjusted (in dollars per share)	59.50	46.98	37.70
Outstanding at end of year (in dollars per share)	$ 67.44	$ 45.41	$ 33.43